Document and Entity Information	Nov. 09, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity File Number	001-40349
Entity Registrant Name	DoubleVerify Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2714562
Entity Address, Address Line One	233 Spring Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	631-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	DV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819928
Amendment Flag	false